Note 15 - Retirement Fund and Profit Sharing Plan - Changes in Plan Assets and Benefit Obligation (Details) - Supplemental Employee Retirement Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Company contributions	$ 1,012	$ 775
Benefits paid	(1,012)	(775)
Benefit obligation	18,039	19,484
Service Cost	284	395	$ 369
Interest Cost	961	903	886
Benefits paid	(1,012)	(775)
Actuarial loss (gain)	639	(1,968)
Benefit obligation	18,911	18,039	$ 19,484
Underfunded status, December 31	$ (18,911)	$ (18,039)